CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Bank Balances
SCHEDULE OF CASH AND BANK BALANCES
	As of December 31,
	2024	2023
	USD’000	USD’000
Cash at banks	1,047	538
Cash and bank balances	1,047	538

SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2024	2023
	USD’000	USD’000
Renminbi	700	511
Hong Kong dollar	*	*
US dollars	347	27
	1,047	538

*	Amount is less than USD1,000.